Composition of Certain Financial Statement Items (Tables)	3 Months Ended
Apr. 30, 2021
Composition Of Certain Financial Statement Items [Abstract]
Summary of revenue	Revenue consisted of the following:

	Three Months Ended April 30,
	2021	2020
	(in thousands)
United States	$35,110	$30,291
Rest of World	5,400	2,485

Total revenue	$40,510	$32,776